NOTE 4 - RELATED PARTY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Details
Salary and Wage, Excluding Cost of Good and Service Sold	$ 1,000	$ 65,000